Liabilities to credit institutions - Liabilities to Credit Institutions (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,539,331	$ 2,026,665
Non Current
Disclosure of detailed information about borrowings [line items]
Borrowings	936,217	0
Current and non-current liabilities to credit institutions - (Restated)
Disclosure of detailed information about borrowings [line items]
Borrowings	2,475,548	2,026,665
Working capital loans from banks | Current
Disclosure of detailed information about borrowings [line items]
Borrowings	1,438,390	1,923,755
Floorplan facilities | Current
Disclosure of detailed information about borrowings [line items]
Borrowings	73,269	75,963
Sale-leaseback facilities | Current
Disclosure of detailed information about borrowings [line items]
Borrowings	27,672	26,947
Syndicated loan from banks | Non Current
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 936,217	$ 0